Receivables and Other Assets from YR TV Station Under Arbitration	12 Months Ended
Dec. 31, 2014
Receivables and Other Assets From Yr Tv Station Under Arbitration [Abstract]
RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

NOTE 5 – RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

	December 31, 2014	December 31, 2013

China YR TV Station- Loan	$751,377	$751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
	$-	$-

As discussed in Note 1 Organization “Termination of Business Contract with YR TV Station” and note 2 “Operations under Arbitration” above, the Company was forced to terminate cooperation with its joint venture partner, YR TV Station due to the PRC’s internal restructuring for TV broadcasting business in Shanxi Province, YR TV Station had merged with Shanxi Broadcasting Group. Beginning from December 31, 2011, the carrying value of the assets that are under arbitration is separately presented in the Balance Sheet in the caption “Receivables from YR TV Station under arbitration” and these assets are no longer depreciated.

In April 2012, the Company formally filed arbitration against China YR TV Stations to the CIETAC. CIETAC is the major permanent arbitration institutions in China and responsible for independently and impartially resolves economic and trade disputes by means of arbitration. In this action the Company allege breach of contract by YR TV Station, seeking recovery of capital investment cost plus interest and others totaled RMB54 million (approximately $8,571,000). After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award. For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. On December 12, 2013, ANT filed two arbitration claims against Shanxi TV with the CIETAC to recover more than RMB90 million (approximately $14,867,000) damages.

In this instance, management has assessed the matters based on current information and made judgments concerning their potential outcome, giving consideration to the nature of the claim, the amount, and the probability of success. Management believes it will receive a positive award in the dispute. However, in view of the significant uncertainty on the outcome of the actions, the management recorded an impairment loss of $680,000 in the year 2011 and a further impairment of $3,345,284 in year 2012, which the carrying value was fully impaired.

Management is seeking other means to reach a settlement with China YR TV Stations. Due to the inherent uncertainties including unfavorable rulings or developments, it is possible that the ultimate resolution of our effort could involve amounts that are different from our currently recorded amount and that such differences could be material.